ACCOUNTS RECEIVABLE, NET - Additional information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
Credit term, extension	365 days
Accounts receivable, net-current	$ 30,681,684		$ 42,528,919
Bank of Hangzhou
ACCOUNTS RECEIVABLE, NET
Amount of accounts receivable	8,400,000		$ 800,000
Amount from securitized loan	3,700,000
Interest rate of short term debt			3.50%
Accrued interest on the loan	$ 33,676		$ 20,000.00
Amount of assets pledged			700,000
China CITIC Bank Suzhou Branch
ACCOUNTS RECEIVABLE, NET
Amount of accounts receivable			4,200,000
Accrued interest on the loan			675
China CITIC Bank Suzhou Branch | Asset Pledged as Collateral | China CITIC Bank
ACCOUNTS RECEIVABLE, NET
Amount of assets pledged			$ 2,100,000
Minimum
ACCOUNTS RECEIVABLE, NET
Grant trade debtors a credit period (in days)	30 days	30 days
Minimum | Bank of Hangzhou
ACCOUNTS RECEIVABLE, NET
Interest rate of short term debt	2.70%
Minimum | China CITIC Bank Suzhou Branch
ACCOUNTS RECEIVABLE, NET
Interest rate of short term debt			2.70%
Maximum
ACCOUNTS RECEIVABLE, NET
Credit term, extension	365 days
Grant trade debtors a credit period (in days)	180 days	180 days
Maximum | Bank of Hangzhou
ACCOUNTS RECEIVABLE, NET
Interest rate of short term debt	3.00%
Maximum | China CITIC Bank Suzhou Branch
ACCOUNTS RECEIVABLE, NET
Interest rate of short term debt			3.00%